LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2026	$ 7,574
Year ending December 31, 2027	6,324
Year ending December 31, 2028	4,708
Year ending December 31, 2029	1,849
Year ending December 31, 2030	1,352
Over year ending December 31, 2030	3,401
Total future minimum lease payments to be received	25,208
Year ending December 31, 2026	481
Year ending December 31, 2027	481
Year ending December 31, 2028	549
Year ending December 31, 2029	497
Year ending December 31, 2030	136
Over year ending December 31, 2030	545
Total future minimum lease payments to be received	2,689
Difference between undiscounted cash flow and present value	(957)
Investment in a sales-type lease	$ 1,732